Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2019
Selected Statements of Operations Data [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 12: -	SELECTED STATEMENTS OF OPERATIONS DATA

a.	The Company applies ASC 280, "Segment Reporting". The Company operates in one reportable segment (see also Note 1 for a brief description of the Company's business).

b.	The following table presents total revenues for the years ended December 31, 2019, 2018 and 2017 and property and equipment, net as of December 31, 2019 and 2018:

1.	Revenues by geographic region are as follows:

	Year ended December 31,
	2019	2018	2017

North America	$14,500	$22,164	$25,157
Asia*	14,146	7,158	4,874
Latin America	2,653	3,579	2,666
Other	1,711	1,149	4,536

	$33,010	$34,050	$37,233

(*) Includes Japan and the Philippines which each of them accounted for more than 10% of Company's revenues in 2019.

Total revenues are attributed to geographic areas based on the location of the end-customer.

In 2019, 2018 and 2017, the amount of export revenues represented 96%, 98% and 90% of the Company's total revenues.

2.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2019	2018	2017

A	41	48	66
B	20	18	12
C	22	-	-
D	-	15	-

	83%	81%	78%

3.	Property and equipment, net, by geographic areas:

	Year ended December 31,
	2019	2018

Israel	$1,240	$1,535
United States	246	230
Other	183	67

	$1,669	$1,832

c.	Financial income, net:

	Years ended December 31,
	2019	2018	2017

Financial Income:
Interest income	$1,775	$1,455	$572
Foreign currency exchange gain	338	784	215

	2,113	2,239	787

Financial expenses:
Bank charges	(16)	(15)	(58)
Foreign currency exchange loss	(925)	(1,088)	(340)

	(941)	(1,103)	(398)

	$1,172	$1,136	$389

d.	Net income (loss) per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2019	2018	2017
Numerator:

Numerator for basic net income (loss) per Ordinary Share	$(6,832)	$(2,415)	$2,901

Effect of dilutive securities:
Share-based compensation granted	-	-	-

Numerator for dilutive net income (loss) per Ordinary Share	$(6,832)	$(2,415)	$2,901

Denominator:

Denominator for dilutive net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	13,779,885	13,630,793	12,039,176

Effect of dilutive securities:
Share-based compensation granted	-	-	312,390

Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	13,779,885	13,630,793	12,351,566